METROPOLITAN SERIES FUND, INC.

Class A, Class B and Class E

ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio

MetLife Conservative to Moderate Allocation Portfolio

MetLife Moderate Allocation Portfolio

MetLife Moderate to Aggressive Allocation Portfolio

MetLife Aggressive Allocation Portfolio

This prospectus is designed to help you decide whether to invest in the Metropolitan Series Fund, Inc. (the “Fund”) and which portfolios of the Fund best match your investment objectives. The prospectus is divided into three Sections: (I) a brief overview of the structure of the Fund and the portfolios; (II) information about each portfolio, including investment objectives, investment strategies and risks; and (III) other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

APRIL 30, 2007

Section I—Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 36 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. Five of these Portfolios, the Asset Allocation Portfolios (as defined on page 8), are offered through this prospectus, but may not be offered in all Classes of shares. MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

The Asset Allocation Portfolios are “non-diversified.” “Non-diversified” Portfolios may hold fewer securities than the other Portfolios of the Fund. If the securities in which a “non-diversified” Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Fund may pay.

Types of Investments

Each Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income. Some Portfolios invest primarily, or in part, in foreign equity or foreign fixed-income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the “issuer” of the stock. Stocks often pay a dividend. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the subadviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or “total return,” of the Portfolios that invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio’s average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or “yields.” Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

The maturity date is the date on which a fixed-income security “matures.” This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a Portfolio’s diversification, foreign securities tend to be more volatile than U.S. securities for reasons such as political, social or economic uncertainties or less regulation of foreign issuers. These risks are heightened for securities of issuers in developing, emerging market countries. Movements in prices in foreign securities markets may not correlate with prices in the U.S. stock market.

Section II—Information about each Portfolio

This Section discusses the principal investment strategies and risks of investing in each Portfolio. However, each Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund’s Statement of Additional Information (the “SAI”). Free copies of the SAI are available by using the toll-free number or the website address provided on the back cover of the prospectus.

Investment Objectives

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

Temporary Defensive Positions

Each Portfolio intends normally to remain fully invested in its respective type of investments. However, for temporary defensive purposes in response to market conditions, each Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which a Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that any Portfolio will employ a defensive strategy or as to how long a Portfolio may do so. Although a defensive strategy may help insulate a Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent a Portfolio from achieving its investment objective.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more of the Insurance Company websites (including www.metlife.com/msf): (i) the portfolio holdings of each Portfolio; and (ii) the percentage of the Portfolio’s net assets that each of the portfolio holdings represents. This information is posted on the website as early as on or about the tenth business day following the calendar quarter and no later than on or about the first business day of the second month following the calendar quarter. The Fund may exclude any portion of these holdings from the posting when deemed in the best interest of the Fund. These postings generally remain until replaced by new postings as described above. For these purposes, a Portfolio’s portfolio holdings are not considered to include transactions transmitted to the Fund’s custodian after certain established cut-off times.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Asset Allocation Portfolios

Each of the MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio and MetLife Aggressive Allocation Portfolio (the “Asset Allocation Portfolios”) invests substantially all of its assets in certain other portfolios (the “Underlying Portfolios”) of the Fund or of Met Investors Series Trust (the “Trust”). Each Asset Allocation Portfolio is designed to provide investors diversification by investing broadly among various asset classes and sub-classes represented by the portfolio security holdings of the Underlying Portfolios according to each Asset Allocation Portfolio’s investment objective and risk profile. MetLife Advisers, as investment adviser, selects the Underlying Portfolios in which each Asset Allocation Portfolio invests based on established principles of asset allocation and risk tolerance.

MetLife Advisers establishes for each Asset Allocation Portfolio a specific target allocation between equity securities and fixed-income securities. MetLife Advisers may also set target allocations among sub-classes of these asset classes (e.g., for equities, international equities, large cap, mid cap, small cap; for fixed-income securities, investment grade, high yield (or “junk bonds”), short-term). MetLife Advisers determines these target allocations based on a variety of factors, including its outlook for the economy, interest rates and the financial markets.

In selecting the Underlying Portfolios in which each Asset Allocation Portfolio invests, MetLife Advisers considers an Underlying Portfolio’s historical investment performance and analyzes the Underlying Portfolio’s current holdings to determine its asset class and sub-class characteristics (e.g., for equities, large cap, mid cap, small cap, growth, value, blend; for fixed-income securities, investment grade, high yield, duration, maturity). MetLife Advisers allocates investments among the Underlying Portfolios based on this holdings analysis in an attempt to approximate the asset class and sub-class target allocations of each Asset Allocation Portfolio. The amounts established by MetLife Advisers to be allocated to each Underlying Portfolio are referred to as the “Underlying Portfolio Target.” Because each Underlying Portfolio’s holdings can change from day to day, the actual asset allocation achieved by investing in particular Underlying Portfolios will not correspond exactly to the target allocations of a particular Asset Allocation Portfolio.

The Asset Allocation Portfolios may invest in an Underlying Portfolio that only invests in money market securities. Also, through holdings-based analysis, MetLife Advisers may achieve the targeted allocation to short-term fixed-income securities by counting cash held or money market securities purchased in other Underlying Portfolios in which the Asset Allocation Portfolios invest.

The Underlying Portfolios in which the Asset Allocation Portfolios may currently invest are:

EQUITY PORTFOLIOS

Large Cap Portfolios

BlackRock Large Cap Core Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Legacy Large Cap Growth Portfolio

Davis Venture Value Portfolio

FI Large Cap Portfolio

FI Value Leaders Portfolio

Harris Oakmark Large Cap Value Portfolio

Janus Forty Portfolio

Jennison Growth Portfolio

Legg Mason Partners Aggressive Growth     Portfolio

Legg Mason Value Equity Portfolio

MetLife Stock Index Portfolio

Oppenheimer Capital Appreciation Portfolio

T. Rowe Price Large Cap Growth Portfolio

Mid Cap Portfolios

BlackRock Aggressive Growth Portfolio

FI Mid Cap Opportunities Portfolio

Harris Oakmark Focused Value Portfolio

Lazard Mid-Cap Portfolio

MetLife Mid Cap Stock Index Portfolio

Neuberger Berman Mid Cap Value Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

Small Cap Portfolios

BlackRock Strategic Value Portfolio

Dreman Small-Cap Value Portfolio

Franklin Templeton Small Cap Growth Portfolio

Loomis Sayles Small Cap Portfolio

Met/AIM Small Cap Growth Portfolio

Russell 2000 Index Portfolio

T. Rowe Price Small Cap Growth Portfolio

Sector Portfolios

Neuberger Berman Real Estate Portfolio

RCM Technology Portfolio

INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS

FI International Stock Portfolio

Harris Oakmark International Portfolio

MFS Research International Portfolio

Morgan Stanley EAFE Index Portfolio

Oppenheimer Global Equity Portfolio

EQUITY AND FIXED-INCOME

PORTFOLIOS

BlackRock Diversified Portfolio

MFS Total Return Portfolio

FIXED-INCOME PORTFOLIOS

BlackRock Bond Income Portfolio

BlackRock High Yield Portfolio

Lehman Brothers Aggregate Bond Index

    Portfolio

Lord Abbett Bond Debenture Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Western Asset Management Strategic Bond

    Opportunities Portfolio

Western Asset Management U.S. Government
    Portfolio

MONEY MARKET PORTFOLIO

BlackRock Money Market Portfolio

An Asset Allocation Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Asset Allocation Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Asset Allocation Portfolios. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers or its affiliates may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Asset Allocation Portfolios’ opportunity to invest in the Underlying Portfolios.

The following chart sets out for each Asset Allocation Portfolio the target allocations between equity and fixed-income securities and among sub-classes of these two asset classes as of the date of this prospectus. You should note that these percentages will not directly correspond to investments in the Underlying Portfolios because an Underlying Portfolio may contain one or both asset classes

(e.g., equity and fixed-income) and one or more sub-classes of an asset class (e.g., small cap and mid cap equity securities). MetLife Advisers may invest in the Underlying Portfolios so that an Asset Allocation Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation set out in the chart below. Deviations from the asset class target allocations will affect the sub-class target allocations.

Asset Class	Conservative Allocation	Conservative to Moderate Allocation	Moderate Allocation	Moderate to Aggressive Allocation	Aggressive Allocation
Equities Target	20%	40%	60%	80%	100%
International	4%	8%	12%	16%	20%
Large Cap	10%	20%	30%	40%	50%
Mid Cap	4%	8%	12%	16%	20%
Small Cap	2%	4%	6%	8%	10%
Fixed-Income Target	80%	60%	40%	20%	0%
Investment Grade	54%	41%	27%	14%	0%
High Yield	10%	7%	5%	2%	0%
Short-Term	16%	12%	8%	4%	0%

Although investments in the Underlying Portfolios will be made in an attempt to approximate the Underlying Portfolio Target, an Asset Allocation Portfolio’s actual allocations could vary substantially from the Underlying Portfolio Target. Actual allocations may be different from the Underlying Portfolio Target because, for example, of changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers will effect purchases and redemptions in the Underlying Portfolios in an attempt to bring actual allocations more closely in line with the Underlying Portfolio Target. In addition, MetLife Advisers may from time to time rebalance allocations to the Underlying Portfolios to correspond more closely with the Underlying Portfolio Target.

At least annually, MetLife Advisers will evaluate each Asset Allocation Portfolio’s target allocation between equity and fixed-income securities, including the allocation among sub-classes of these asset classes, based on that Portfolio’s risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each Asset Allocation Portfolio’s Underlying Portfolio Target. If a new Underlying Portfolio Target is established, purchases, redemptions, reinvested income and capital gains will be allocated in an attempt to bring actual allocations more closely in line with the new Underlying Portfolio Target.

The current asset and sub-class targets and the Underlying Portfolio Target percentages of each Asset Allocation Portfolio are available at the following website: www.metlife.com/msf. This information will be updated periodically.

Because the Asset Allocation Portfolios invest in Underlying Portfolios, the costs of investing in an Asset Allocation Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. An Asset Allocation Portfolio will pay its share of the Underlying Portfolios’ expenses as well as the Asset Allocation Portfolio’s own expenses. Therefore, an investment in an Asset Allocation Portfolio may result in the duplication of certain expenses.

MetLife Advisers has broad discretion to allocate and reallocate the assets of each Asset Allocation Portfolio among the Underlying Portfolios consistent with the Asset Allocation Portfolio’s investment objective and policies and target asset class allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers and its affiliates indirectly receive investment advisory fees from the Underlying Portfolios in which each Asset Allocation Portfolio invests. In this regard, MetLife Advisers has an incentive to select and invest the Asset Allocation Portfolios’ assets in Underlying Portfolios with higher fees than other Portfolios. Also, MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The Directors and officers of the Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Asset Allocation Portfolios and the Underlying Portfolios of the Fund.

MetLife Conservative Allocation Portfolio

Investment Objective

The investment objective of the Portfolio is a high level of current income, with growth of capital as a secondary objective.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed-income securities and also invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 80% to fixed-income securities and 20% to equity securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high yield, high-risk bonds.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments include Underlying Portfolios that invest in stocks of U.S. or foreign large, established companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Conservative Allocation Portfolio

of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•

The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign fixed-income or equity security markets.

•

Poor performance of individual fixed-income securities held by the Underlying Portfolios, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Underlying Portfolios, including high yield debt securities.

•	Poor performance of fixed-income securities relative to equity securities.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

MetLife Conservative Allocation Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 3.52% for the third quarter of 2006, and the lowest quarterly return was -0.48% for the second quarter of 2006. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	7.25%	6.85%	5-2-05
Class B	6.89%	6.53%	5-2-05
Class E*	N/A	N/A	N/A
Wilshire 5000 Stock Index	15.88%	16.58%	—
Lehman Brothers Universal Bond Index	4.97%	4.22%	—

*	No Class E shares of this Portfolio were outstanding as of December 31, 2006.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees(1)	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.09%		0.09%		0.09%
Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses)(2)	0.61%		0.61%		0.61%

Total Annual Portfolio Operating Expenses(1)(2)	0.80%		1.05%		0.95%
Fee Waiver and/or Expense Reimbursement(3)	(0.09%	)	(0.09%	)	(0.09%	)

Net Operating Expenses(1)(2)(3)	0.71%		0.96%		0.86%

(1)	Restated as if current fees had been in effect during the previous fiscal year.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown above for Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
(3)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$73	$246	$435	$981
Class B	$98	$325	$571	$1,274
Class E	$88	$294	$517	$1,158

MetLife Conservative Allocation Portfolio

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Conservative Allocation Portfolio

response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information

MetLife Conservative Allocation Portfolio

to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Conservative Allocation Portfolio

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Forty Portfolio, Legg Mason Partners Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2006, MetLife Advisers managed approximately $37.5 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio

MetLife Conservative Allocation Portfolio

and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is Director, Chairman of the Board, President and Chief Executive Office of the Fund and President and Trustee of the Trust. She has been President, Chief Executive Officer and Chair of the Board of Managers of MetLife Advisers since 2006. She has been President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Guthrie and McDevitt have been members of the Committee since 2005.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

MetLife Conservative Allocation Portfolio

Effective November 9, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. Prior to November 9, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

MetLife Conservative to Moderate Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is high total return in the form of income and growth of capital, with a greater emphasis on income.

Principal Investment Strategies:

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed-income securities and also invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 60% to fixed-income securities and 40% to equity securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may also invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high yield, high-risk bonds.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Conservative to Moderate Allocation Portfolio

the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•

The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign equity or fixed-income security markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of large capitalization stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

Poor performance of individual fixed-income securities held by the Underlying Portfolios, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Underlying Portfolios, including high yield debt securities.

•

The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

MetLife Conservative to Moderate Allocation Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 4.24% for the fourth quarter of 2006, and the lowest quarterly return was -0.97% for the second quarter of 2006. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	9.77%	9.78%	5-2-05
Class B	9.42%	9.43%	5-2-05
Class E*	N/A	N/A	N/A
Wilshire 5000 Stock Index	15.88%	16.58%	—
Lehman Brothers Universal Bond Index	4.97%	4.22%	—

*	No Class E shares of this Portfolio were outstanding as of December 31, 2006.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Conservative to Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees(1)	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.02%		0.02%		0.02%
Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses)(2)	0.65%		0.65%		0.65%

Total Annual Portfolio Operating Expenses(1)(2)	0.77%		1.02%		0.92%
Fee Waiver and/or Expense Reimbursement(3)	(0.02%	)	(0.02%	)	(0.02%	)

Net Operating Expenses(1)(2)(3)	0.75%		1.00%		0.90%

(1)	Restated as if current fees had been in effect during the previous fiscal year.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown above for Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
(3)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$77	$244	$426	$952
Class B	$102	$323	$561	$1,246
Class E	$92	$291	$507	$1,129

MetLife Conservative to Moderate Allocation Portfolio

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at

MetLife Conservative to Moderate Allocation Portfolio

prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Conservative to Moderate Allocation Portfolio

than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Conservative to Moderate Allocation Portfolio

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Forty Portfolio, Legg Mason Partners Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2006, MetLife Advisers managed approximately $37.5 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist

MetLife Conservative to Moderate Allocation Portfolio

MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is Director, Chairman of the Board, President and Chief Executive Office of the Fund and President and Trustee of the Trust. She has been President, Chief Executive Officer and Chair of the Board of Managers of MetLife Advisers since 2006. She has been President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Guthrie and McDevitt have been members of the Committee since 2005.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

MetLife Conservative to Moderate Allocation Portfolio

Effective November 9, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. Prior to November 9, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

MetLife Moderate Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Principal Investment Strategies:

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities and also invests in Underlying Portfolios that hold fixed-income securities based on a target allocation of 60% to equity securities and 40% to fixed-income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as in Underlying Portfolios that invest in high yield, high-risk bonds.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Moderate Allocation Portfolio

the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign equity or fixed-income markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	Poor performance of equity securities relative to fixed-income securities.

•	Poor performance of individual fixed-income securities held by the Underlying Portfolios, which may be due to interest rate risk or credit risk. Credit risk is higher for fixed-income securities that are not backed by the full faith and credit of the U.S. Government.

•	Poor performance of the classes of fixed-income securities held by the Underlying Portfolios, including high yield debt securities.

•	The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

MetLife Moderate Allocation Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 5.59% for the fourth quarter of 2006, and the lowest quarterly return was -1.19% for the second quarter of 2006. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	12.18%	12.62%	5-2-05
Class B	11.84%	12.34%	5-2-05
Class E*	N/A	N/A	N/A
Wilshire 5000 Stock Index	15.88%	16.58%	—
Lehman Brothers Universal Bond Index	4.97%	4.22%	—

*	No Class E shares of this Portfolio were outstanding as of December 31, 2006.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees(1)	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.01%		0.01%		0.01%
Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses)(2)	0.70%		0.70%		0.70%

Total Annual Portfolio Operating Expenses(1)(2)	0.81%		1.06%		0.96%
Fee Waiver and/or Expense Reimbursement(3)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)(2)(3)	0.80%		1.05%		0.95%

(1)	Restated as if current fees had been in effect during the previous fiscal year.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown above for Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
(3)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$82	$258	$449	$1,001
Class B	$107	$336	$584	$1,293
Class E	$97	$305	$530	$1,177

MetLife Moderate Allocation Portfolio

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at

MetLife Moderate Allocation Portfolio

prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Moderate Allocation Portfolio

than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Moderate Allocation Portfolio

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Forty Portfolio, Legg Mason Partners Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2006, MetLife Advisers managed approximately $37.5 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio

MetLife Moderate Allocation Portfolio

and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is Director, Chairman of the Board, President and Chief Executive Office of the Fund and President and Trustee of the Trust. She has been President, Chief Executive Officer and Chair of the Board of Managers of MetLife Advisers since 2006. She has been President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Guthrie and McDevitt have been members of the Committee since 2005.

MetLife Moderate Allocation Portfolio

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

Effective November 9, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. Prior to November 9, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

MetLife Moderate to Aggressive Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is growth of capital.

Principal Investment Strategies.

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities and also invests in Underlying Portfolios that hold fixed-income securities based on a target allocation of 80% to equity securities and 20% to fixed-income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity and fixed-income securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. companies and, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed-income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the

Investment grade: Moody’s and Standard & Poor’s are rating agencies that assign a “credit rating” to fixed-income securities and issuers based on the agency’s evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody’s or Standard & Poor’s (or any other nationally recognized rating agency) are considered “investment grade.” In this Prospectus, unrated securities that, in the subadviser’s judgment, are of similar quality to other securities rated investment grade are also referred to as “investment grade.”

Fixed-income securities that are below investment grade quality are referred to as high yield debt (commonly known as “junk bonds”). High yield debt is typically riskier than investment grade securities.

MetLife Moderate to Aggressive Allocation Portfolio

Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•

The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

•	A general decline in U.S. or foreign equity or fixed-income security markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	Poor performance of equity securities relative to fixed-income securities.

•

Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

•	The risks associated with investing in one or a few sectors.

•

The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

MetLife Moderate to Aggressive Allocation Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 6.96% for the fourth quarter of 2006, and the lowest quarterly return was -1.51% for the second quarter of 2006. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	14.55%	15.46%	5-2-05
Class B	14.22%	15.20%	5-2-05
Class E*	N/A	N/A	N/A
Wilshire 5000 Stock Index	15.88%	16.58%	—
Lehman Brothers Universal Bond Index	4.97%	4.22%	—

*	No Class E shares of this Portfolio were outstanding as of December 31, 2006.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Moderate to Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees(1)	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.01%		0.01%		0.01%
Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses)(2)	0.75%		0.75%		0.75%

Total Annual Portfolio Operating Expenses(1)(2)	0.86%		1.11%		1.01%
Fee Waiver and/or Expense Reimbursement(3)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses(1)(2)(3)	0.85%		1.10%		1.00%

(1)	Restated as if current fees had been in effect during the previous fiscal year.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown above for Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
(3)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$87	$273	$476	$1,060
Class B	$112	$352	$611	$1,351
Class E	$102	$321	$557	$1,235

MetLife Moderate to Aggressive Allocation Portfolio

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at

MetLife Moderate to Aggressive Allocation Portfolio

prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Moderate to Aggressive Allocation Portfolio

than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Underlying Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Moderate to Aggressive Allocation Portfolio

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Forty Portfolio, Legg Mason Partners Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2006, MetLife Advisers managed approximately $37.5 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services

MetLife Moderate to Aggressive Allocation Portfolio

with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is Director, Chairman of the Board, President and Chief Executive Office of the Fund and President and Trustee of the Trust. She has been President, Chief Executive Officer and Chair of the Board of Managers of MetLife Advisers since 2006. She has been President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Guthrie and McDevitt have been members of the Committee since 2005.

MetLife Moderate to Aggressive Allocation Portfolio

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

Effective November 9, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for the next $500 million and 0.05% for amounts over $1 billion. Prior to November 9, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

MetLife Aggressive Allocation Portfolio

Investment Objective:

The investment objective of the Portfolio is growth of capital.

Principal Investment Strategies:

The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Fund and the Trust. Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 100% to equity securities. The Portfolio may invest up to 10% of its assets in fixed-income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the target allocation among the various types of equity securities are set forth in “Information about each Portfolio—Asset Allocation Portfolios.” MetLife Advisers may invest in the Underlying Portfolios so that the Portfolio’s actual allocation between equities and fixed-income securities is within a range of plus or minus 10% of the Portfolio’s target allocation. Deviations from the asset class target allocation will affect the sub-class target allocations.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large, established U.S. companies, and, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio is a “non-diversified” fund, which means that it may hold at any one time securities of fewer issuers compared to a “diversified” fund.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Underlying Portfolios, and thus the investment performance of the Portfolio, are listed below. For a more complete description of these risks and the securities and investment techniques used by the Underlying Portfolios, please see “More About Investment Strategies and Risks” and the prospectuses of the Fund and the Trust relating to the Underlying Portfolios. Factors that could harm the investment performance of the Portfolio include:

•	The inability of the Underlying Portfolios to meet their investment objectives. Because the Portfolio invests in various Underlying Portfolios, its performance is directly related to the ability of those Underlying Portfolios to meet their respective investment objectives, as well as MetLife Advisers’ allocation among the Underlying Portfolios.

MetLife Aggressive Allocation Portfolio

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual equity securities held by the Underlying Portfolios or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•

The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging markets securities.

•

The risks associated with a “non-diversified” fund. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than if it had invested in a larger number of securities. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, which generally have diversified holdings.

•	The risks associated with investing in one or a few sectors.

MetLife Aggressive Allocation Portfolio

Investment Performance Record

The bar chart below shows the annual total returns for the Class A shares of the Portfolio for each full calendar year since the Portfolio began operations. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

During the period shown above, the highest quarterly return was 8.28% for the fourth quarter of 2006, and the lowest quarterly return was -2.13% for the second quarter of 2006. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31

	Past One Year	Since Inception	Inception Date
Class A	16.07%	17.49%	5-2-05
Class B	15.66%	17.19%	5-2-05
Class E*	N/A	N/A	N/A
Wilshire 5000 Stock Index	15.88%	16.58%	—
Lehman Brothers Universal Bond Index	4.97%	4.22%	—

*	No Class E shares of this Portfolio were outstanding as of December 31, 2006.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. It includes the fees and expenses of the Underlying Portfolios that you will indirectly bear as an investor in the Portfolio. The table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

MetLife Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Class A		Class B		Class E
Management Fees(1)	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	0.00%		0.25%		0.15%
Other Expenses	0.07%		0.07%		0.07%
Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses)(2)	0.75%		0.75%		0.75%

Total Annual Portfolio Operating Expenses(1)(2)	0.92%		1.17%		1.07%
Fee Waiver and/or Expense Reimbursement(3)	(0.07%	)	(0.07%	)	(0.07%	)

Net Operating Expenses(1)(2)(3)	0.85%		1.10%		1.00%

(1)	Restated as if current fees had been in effect during the previous fiscal year.
(2)	As an investor in an Underlying Portfolio, the Portfolio bears its pro-rata portion of the operating expenses of that Underlying Portfolio, including such Underlying Portfolio’s management fee. The percentage shown above for Acquired Fund Fees and Expenses (i.e., Underlying Portfolio Fees and Expenses) shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.
(3)	MetLife Advisers has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest and any extraordinary expenses) of each Class of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. The amounts reflected in the Example include the costs of the Underlying Portfolios that you indirectly bear as an investor in the Portfolio. The Example assumes the expiration of the applicable expense reduction arrangements for the Portfolio and the Underlying Portfolios after one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$87	$286	$502	$1,125
Class B	$112	$365	$637	$1,414
Class E	$102	$333	$583	$1,299

MetLife Aggressive Allocation Portfolio

More About Investment Strategies and Risks

Underlying Portfolio Risk

Because substantially all of the assets of the Portfolio are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of the Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of the Portfolio or an Underlying Portfolio will be achieved.

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Underlying Portfolios that invest principally in equity securities are particularly sensitive to this market risk.

Investment Style Risk.    Some Underlying Portfolios place particular emphasis on growth stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Other Underlying Portfolios place a particular emphasis on value stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the Underlying Portfolio’s subadviser’s view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Market Capitalization.    An Underlying Portfolio may emphasize its equity investments on companies with a small, medium or large market capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks. The stocks of mid cap companies involve potentially greater risks and higher volatility than those of larger companies. Mid cap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks because they have limited marketability. In such cases, the Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what the Portfolio believes they are worth. Small capitalization companies may have limited product

MetLife Aggressive Allocation Portfolio

lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities

Many Underlying Portfolios (in particular, the Harris Oakmark International Portfolio, the MFS Research International Portfolio, the Morgan Stanley EAFE Index Portfolio, the FI International Stock Portfolio, the Oppenheimer Global Equity Portfolio and the RCM Technology Portfolio) invest in securities of foreign issuers. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of an Underlying Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. An Underlying Portfolio may have more limited legal recourse than it would if investing in the United States.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. An Underlying Portfolio may use certain techniques, such as forward contracts or future contracts to manage these risks. However, there is no assurance that these techniques will be effective.

Emerging Markets.    An Underlying Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and futures and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties).

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

MetLife Aggressive Allocation Portfolio

Derivatives

Many of the Underlying Portfolios may use a number of derivative instruments for risk management purposes or as part of their investment strategies. Derivatives are subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Underlying Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Underlying Portfolio.

Non-Diversification

The Portfolio and certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Janus Forty Portfolio, Legg Mason Partners Aggressive Growth Portfolio, Legg Mason Value Equity Portfolio, Neuberger Berman Real Estate Portfolio, PIMCO Inflation Protected Bond Portfolio and T. Rowe Price Mid-Cap Growth Portfolio) may invest their assets in a small number of issuers. Investing in a limited number of issuers may increase the volatility of a fund’s investment performance as compared to funds that invest in a larger number of stocks. Therefore, poor performance by a single issuer will generally have a more adverse impact on the return of a non-diversified fund than on a more broadly diversified fund.

Fixed-income Securities

The Underlying Portfolios that invest in fixed-income securities are subject to the risks associated with fixed-income securities. Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities

Underlying Portfolios that invest in high yield securities, or “junk bonds,” have higher credit risk and market risk than those Underlying Portfolios that invest only in investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of leverage. High

Credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

MetLife Aggressive Allocation Portfolio

yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Sector Investing

To the extent that an Underlying Portfolio has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Underlying Portfolios, such as the RCM Technology Portfolio, may concentrate investment in companies which utilize innovative technologies and therefore may be subject to risks particularly affecting those companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins.

Electronic technology and technology service companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies in an emerging stage of development are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

Portfolio Management

MetLife Advisers, investment adviser to all the Portfolios of the Fund, manages the Portfolio. As of December 31, 2006, MetLife Advisers managed approximately $37.5 billion in assets. MetLife Advisers’ address is 501 Boylston Street, Boston, Massachusetts 02116.

MetLife Advisers has hired Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”) to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

MetLife Aggressive Allocation Portfolio

An Asset Allocation Committee of investment professionals at MetLife Advisers (the “Committee”) is responsible for the management of the Portfolio. The Committee consists of the following individuals:

Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is Director, Chairman of the Board, President and Chief Executive Office of the Fund and President and Trustee of the Trust. She has been President, Chief Executive Officer and Chair of the Board of Managers of MetLife Advisers since 2006. She has been President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States.

Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of MetLife Advisers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for MetLife Advisers since its inception in 1994.

Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of MetLife Advisers.

John F. Guthrie, Jr. is Senior Vice President of MetLife Advisers and serves on MetLife Advisers’ Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

Thomas C. McDevitt is Vice President of MetLife Advisers and Vice President of the Fund. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

Ms. Forget and Messrs. Leland, Olson, Guthrie and McDevitt have been members of the Committee since 2005.

The Fund’s SAI provides additional information about the Committee members’ compensation, other accounts managed by members of the Committee, and the Committee members’ ownership of Portfolio securities.

Effective November 9, 2006, the Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.10% for the first $500 million of the Portfolio’s average daily net assets, 0.075% for

MetLife Aggressive Allocation Portfolio

the next $500 million and 0.05% for amounts over $1 billion. Prior to November 9, 2006, the Portfolio paid MetLife Advisers an investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. For the year ended December 31, 2006, the Portfolio paid MetLife Advisers an annualized investment advisory fee of 0.10% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2006.

Section III—Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. For each Portfolio other than the Asset Allocation Portfolios, MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for each Portfolio and MetLife Advisers pays each subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing subadvisers, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors,

specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company, the Qualified Plan or the Asset Allocation Portfolios. Because certain Portfolios hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Portfolios do not price their shares), the value of such Portfolios’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Portfolio is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by each Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

The net asset value of each Asset Allocation Portfolio is calculated based on the net asset values of the Underlying Portfolios in which such Portfolio invests. The Underlying Portfolios that are Portfolios of the Fund will use fair value pricing in the circumstances and manner described above.

Dividends and Capital Gain Distributions

Currently, each Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). Each Portfolio also annually distributes all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

Taxes

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of failure.

Under Treasury regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Since the shareholders of the Portfolios will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code rules. Please see the SAI for further discussion.

Financial Highlights

The Financial Highlights tables are intended to help you understand the financial performance of each class (with shares outstanding as of December 31, 2006) of each Portfolio for the past 5 years (or the life of the Portfolio and class, for those Portfolios and classes that have not been in existence for 5 years). Certain information reflects financial results for a single share of the respective class and Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”). D&T’s report with respect to each Portfolio of the Fund dated February 19, 2007, along with such Portfolios’ financial statements, are included in the Fund’s annual report for the period ended December 31, 2006, which is available upon request.

MetLife Conservative Allocation Portfolio

	Class A			Class B
	Year ended December 31,			Year ended December 31,
	2006	2005(a)		2006	2005(a)
Net Asset Value, Beginning of Period	$10.37	$10.00		$10.36	$10.00

Income From Investment Operations
Net investment income	0.36	0.03		0.34	0.03
Net realized and unrealized gain on investments	0.36	0.38		0.34	0.37

Total from investment operations	0.72	0.41		0.68	0.40

Less Distributions
Distributions from net investment income	(0.37)	(0.03)		(0.36)	(0.03)
Distributions from net realized capital gains	(0.14)	(0.01)		(0.14)	(0.01)

Total distributions	(0.51)	(0.04)		(0.50)	(0.04)

Net Asset Value, End of Period	$10.58	$10.37		$10.54	$10.36

Total Return (%)	7.3	4.1	(b)	6.9	4.0	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	0.10	(c)	0.35	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.19	1.05	(c)	0.44	1.30	(c)
Ratio of net investment income to average net assets (%) (d)	2.75	0.96	(c)	1.89	1.00	(c)
Portfolio turnover rate (%)	24	32	(c)	24	32	(c)
Net assets, end of period (000)	$11,030	$2,785		$56,247	$12,638

(a)	Commencement of operations was May 2, 2005.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying Portfolios in which it invests.
(e)	The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.

MetLife Conservative to Moderate Allocation Portfolio

	Class A			Class B
	Year ended December 31,			Year ended December 31,
	2006	2005(a)		2006	2005(a)
Net Asset Value, Beginning of Period	$10.60	$10.00		$10.58	$10.00

Income From Investment Operations
Net investment income	0.31	0.04		0.29	0.03
Net realized and unrealized gain on investments	0.70	0.60		0.68	0.59

Total from investment operations	1.01	0.64		0.97	0.62

Less Distributions
Distributions from net investment income	(0.32)	(0.04)		(0.31)	(0.04)
Distributions from net realized capital gains	(0.22)	0.00		(0.22)	0.00

Total distributions	(0.54)	(0.04)		(0.53)	(0.04)

Net Asset Value, End of Period	$11.07	$10.60		$11.02	$10.58

Total Return (%)	9.8	6.4	(b)	9.4	6.2	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	0.10	(c)	0.35	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.12	0.41	(c)	0.37	0.66	(c)
Ratio of net investment income to average net assets (%) (d)	2.45	1.28	(c)	1.64	1.27	(c)
Portfolio turnover rate (%)	18	3	(c)	18	3	(c)
Net assets, end of period (000)	$35,874	$10,457		$255,011	$48,388

(a)	Commencement of operations was May 2, 2005.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying Portfolios in which it invests.
(e)	The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.

MetLife Moderate Allocation Portfolio

	Class A			Class B
	Year ended December 31,			Year ended December 31,
	2006	2005(a)		2006	2005(a)
Net Asset Value, Beginning of Period	$10.82	$10.00		$10.81	$10.00

Income From Investment Operations
Net investment income	0.24	0.04		0.22	0.04
Net realized and unrealized gain on investments	1.04	0.83		1.02	0.81

Total from investment operations	1.28	0.87		1.24	0.85

Less Distributions
Distributions from net investment income	(0.24)	(0.05)		(0.23)	(0.04)
Distributions from net realized capital gains	(0.34)	0.00		(0.34)	0.00

Total distributions	(0.58)	(0.05)		(0.57)	(0.04)

Net Asset Value, End of Period	$11.52	$10.82		$11.48	$10.81

Total Return (%)	12.2	8.7	(b)	11.8	8.5	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	0.10	(c)	0.35	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.11	0.29	(c)	0.36	0.54	(c)
Ratio of net investment income to average net assets (%) (d)	1.67	1.57	(c)	0.98	1.45	(c)
Portfolio turnover rate (%)	19	1	(c)	19	1	(c)
Net assets, end of period (000)	$90,126	$21,245		$650,789	$101,018

(a)	Commencement of operations was May 2, 2005.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying Portfolios in which it invests.
(e)	The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.

MetLife Moderate to Aggressive Allocation Portfolio

	Class A			Class B
	Year ended December 31,			Year ended December 31,
	2006	2005(a)		2006	2005(a)
Net Asset Value, Beginning of Period	$11.05	$10.00		$11.04	$10.00

Income From Investment Operations
Net investment income	0.17	0.04		0.16	0.04
Net realized and unrealized gain on investments	1.39	1.05		1.36	1.05

Total from investment operations	1.56	1.09		1.52	1.08

Less Distributions
Distributions from net investment income	(0.18)	(0.04)		(0.17)	(0.04)
Distributions from net realized capital gains	(0.45)	0.00		(0.45)	0.00

Total distributions	(0.63)	(0.04)		(0.62)	(0.04)

Net Asset Value, End of Period	$11.98	$11.05		$11.94	$11.04

Total Return (%)	14.6	10.9	(b)	14.2	10.8	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	0.10	(c)	0.35	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.11	0.34	(c)	0.36	0.59	(c)
Ratio of net investment income to average net assets (%) (d)	1.07	1.34	(c)	0.54	1.33	(c)
Portfolio turnover rate (%)	23	2	(c)	23	2	(c)
Net assets, end of period (000)	$80,728	$13,388		$638,882	$74,899

(a)	Commencement of operations was May 2, 2005.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying Portfolios in which it invests.
(e)	The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.

MetLife Aggressive Allocation Portfolio

	Class A			Class B
	Year ended December 31,			Year ended December 31,
	2006	2005(a)		2006	2005(a)
Net Asset Value, Beginning of Period	$11.21	$10.00		$11.19	$10.00

Income From Investment Operations
Net investment income	0.12	0.04		0.10	0.03
Net realized and unrealized gain on investments	1.62	1.24		1.60	1.23

Total from investment operations	1.74	1.28		1.70	1.26

Less Distributions
Distributions from net investment income	(0.13)	(0.04)		(0.12)	(0.04)
Distributions from net realized capital gains	(0.53)	(0.03)		(0.53)	(0.03)

Total distributions	(0.66)	(0.07)		(0.65)	(0.07)

Net Asset Value, End of Period	$12.29	$11.21		$12.24	$11.19

Total Return (%)	16.1	12.7	(b)	15.7	12.6	(b)
Ratio of operating expenses to average net assets (%) (e)	0.10	0.10	(c)	0.35	0.35	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.17	1.76	(c)	0.42	2.01	(c)
Ratio of net investment income to average net assets (%) (d)	0.83	1.53	(c)	0.31	1.29	(c)
Portfolio turnover rate (%)	37	57	(c)	37	57	(c)
Net assets, end of period (000)	$19,444	$2,867		$67,290	$7,384

(a)	Commencement of operations was May 2, 2005.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying Portfolios in which it invests.
(e)	The ratio of operating expenses to average net assets does not include expenses of investment companies in which the Portfolio invests.

METROPOLITAN SERIES FUND, INC.

c/o MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

Statement of Additional Information (SAI)

The Fund’s SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports

The Fund’s annual and semi-annual reports to shareholders contain additional information about each Portfolio. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the performance of each Portfolio during its last fiscal year.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll-free (800) 638-7732. Free copies of the SAI and shareholder reports are available at the following website: www.metlife.com/msf.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission at 100 F Street, N.E., Washington, D.C. 20549.

Metropolitan Series Fund, Inc.’s Investment Company Act file number is 811-03618.